Long-term Debt - Additional Information (Detail)	12 Months Ended			0 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 VTTI Operating Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 VTTI Operating Revolving Credit Facility [Member] EUR (€)	Feb. 24, 2015 Subsequent Event [Member] VTTI Operating Revolving Credit Facility [Member]	Mar. 31, 2015 Subsequent Event [Member] VTTI Operating Revolving Credit Facility [Member] EUR (€)	Mar. 27, 2015 Subsequent Event [Member] VTTI Operating Revolving Credit Facility [Member] EUR (€)	Mar. 25, 2011 VTTI Project Loan [Member] Johore [Member]	Dec. 31, 2014 VTTI Project Loan [Member] Johore [Member] USD ($)	Mar. 25, 2011 VTTI Project Loan [Member] Johore [Member] USD ($)	Dec. 31, 2014 Affiliate Loan [Member] USD ($)	Jul. 08, 2014 Vtti [Member]	Dec. 31, 2014 Vtti [Member] USD ($)	Jul. 08, 2014 Vtti [Member] USD ($)
Line of Credit Facility [Line Items]
Repayment of loan										$ 660,000,000
Conversion of long-term debt to equity	200,000,000									200,000,000
Loan amount outstanding										0
Term of loan agreement							7 years
Project finance loan agreement								0	230,000,000
Loan maximum borrowing capacity			500,000,000		80,000,000								95,000,000
Percentage of maximum borrowing capacity in USD		55.00%	55.00%	60.00%
Amount owned under facility		573,700,000	580,000,000			580,000,000
Percentage of Commitment fee		35.00%	35.00%
Interest coverage ratio minimum		4.00%	4.00%
Debt coverage ratio maximum		3.50%	3.50%
Loan termination date											Jul. 08, 2024
Interest expenses description	Interest at a rate of LIBOR plus a margin of 3.5%											Interest at LIBOR plus a margin of 3.5%
Interest margin percentage													3.50%
Outstanding amount of loan												$ 56,100,000